UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)

Main International ETF

(INTL) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Main International ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$77	0.70%

How did the Fund perform during the reporting period?

At the end of 2023, the Fund was aided by its allocations to Poland, Sweden, and Brazil. The Fund's exposure to China Internet was the biggest drag on the portfolio, a position which we exited during the quarter in favor of broader China exposure that’s less tech-focused. In Q1 2024, we made no changes and continued to have Developed Markets exposure in Japan, Hong Kong, France, Sweden, Germany, Canada, and Israel. The Fund's Emerging Markets exposure is still via South Korea, Taiwan, Mexico, Brazil, India, China, and Poland. As it was at the end of 2023, the Fund's Emerging Markets exposure has, in aggregate, higher growth and more attractive valuations than Developed Markets. In the first quarter, the strategy was aided by its positions in Japan, Israel, and Germany, all developed markets. The Fund's exposure to Hong Kong and Brazil were the biggest drags on the strategy in Q1. In Q2 2024, the Fund sold its positions in Sweden, France, and Canada, and initiated a position in the Netherlands. The Fund's Developed Markets exposure is in Japan, Hong Kong, the Netherlands, Germany, and Israel. The Fund's Emerging Markets exposure is still via South Korea, Taiwan, Mexico, Brazil, India, China, and Poland. With the shift in positioning, the Fund is still overweight Emerging Markets relative to the benchmark. During Q2 2024, the Fund's positions in India and Taiwan performed best. The Fund's exposure to Mexico and Brazil were the biggest drags on the strategy. Mexico suffered from the election outcome while Brazil dealt with flooding and inflation fears. Towards the end of the Fund's fiscal year, the Fund increased its exposure to Asia ex-Japan and now have a roughly 30% allocation across China, Taiwan, and South Korea. We added to the Fund's Netherlands exposure and sold Mexico, Brazil, and Hong Kong. The Fund's  Developed Markets exposure remains in Japan, the Netherlands, Germany, and Israel. The Fund's Emerging Markets exposure is expressed through South Korea, Taiwan, India, China, and Poland. During the 3rd quarter, the Fund's positions in Small-Cap Japan and China performed best. The Fund's exposure to South Korea and Israel Technology were the biggest drags.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Main International ETF - NAV
MSCI ACWI ex USA Index
$15,000
$10,000
$5,000
$0
$12,220
$11,975
12/01/22
10/31/23
10/31/24

	Main International ETF - NAV	MSCI ACWI ex USA Index
12/01/22	$10,000	$10,000
10/31/23	$9,947	$9,829
10/31/24	$11,975	$12,220

Average Annual Total Returns

	1 Year	Since Inception (December 1, 2022)
Main International ETF - NAV	20.39%	9.87%
MSCI ACWI ex USA Index	24.33%	11.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$112,540,398
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$591,796
Portfolio Turnover	37%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.1%
Money Market Funds	13.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
97.5%
Collateral for Securities Loaned
15.8%
Liabilities in Excess of Other Assets
-13.3%

Value	Value
Liabilities in Excess of Other Assets	-13.3%
Collateral for Securities Loaned	15.8%
Equity	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio	15.8%
Franklin FTSE Japan ETF	15.1%
Franklin FTSE China ETF	13.2%
iShares MSCI Israel ETF	10.6%
Franklin FTSE Taiwan ETF	9.8%
iShares MSCI Netherlands ETF	9.5%
Franklin FTSE South Korea ETF	9.0%
Franklin FTSE India ETF	7.7%
iShares MSCI Germany ETF	7.6%
iShares MSCI Poland ETF	4.7%

Material Fund Changes

This is a summary of certain changes since November 1, 2023 to the Fund. For more information, you may review the Fund's current prospectus dated February 28, 2024, as supplemented, or the Fund's next prospectus, which we expect to be available by February 28, 2025 or by calling 1-866-383-9778.

Effective February 28, 2024, the Fund’s expense limitation was increased from 0.64% of the Fund’s average daily net assets to 0.74% of the Fund’s average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.mainmgtetfs.com/intl/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-INTL

Main Sector Rotation ETF

(SECT) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$76	0.66%

How did the Fund perform during the reporting period?

At the end of 2023, Regional Banks, Semiconductors, and thematic exposure posted strong gains. Energy was the only holding in the red, weighed down by lower oil prices. Healthcare was positive but lagged as falling inflation likely signaled the end of the rate hike cycle and more defensive sectors have historically trailed (on a relative basis) in the ensuing risk-on environment. In Q1 2024, Semiconductors, Mid-Cap Growth, and Communication Services all beat the S&P 500 and helped the Fund's performance. Regional Banks and Genomics were drags on the strategy and the only 2 holdings in the red. Healthcare was positive but underperformed the broad market as we appear to be getting closer to the first rate cut and more defensive sectors have historically trailed (on a relative basis) in the ensuing risk-on environment. For Q2, Semiconductors were again the top of the pack, accompanied by Info Tech and the Nasdaq, which all outperformed the S&P 500 and helped performance. Regional Banks and Genomics were again the biggest drags on the strategy. The Fund is equal weight Information Technology after being slightly overweight in Q1, but that is primarily due to Nvidia’s continued rise in market share. Through October, for the Active strategy, when the Fund is in momentum-driven markets, as it has been for a while now, the Fund tends to lag the market cap-weighted S&P 500 whereas the strategy has typically outperformed in bear markets and coming off the bottom. We run the strategy in a tax-aware manner, so it may provide an appealing solution for non-qualified money, as well as qualified money, and the Active can be used for core or satellite US equity exposure within a client’s portfolio. Looking at the Active strategy, the Fund's position in Small Caps led the way in Q3, followed by Consumer Discretionary, and Genomics. The worst performers were Semiconductors and Energy, a marked change for Semiconductors, which led the way in the first half of the year. The Fund exited its position in Regional Banks, putting the proceeds into Tech Software and Semiconductors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Main Sector Rotation ETF - NAV
S&P 500® Index
$30,000
$20,000
$10,000
$0
$26,232
$22,907
09/05/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Main Sector Rotation ETF - NAV	S&P 500® Index
09/05/17	$10,000	$10,000
10/31/17	$10,572	$10,502
10/31/18	$10,728	$11,274
10/31/19	$12,196	$12,889
10/31/20	$12,601	$14,141
10/31/21	$18,237	$20,209
10/31/22	$16,528	$17,256
10/31/23	$17,545	$19,006
10/31/24	$22,907	$26,232

Average Annual Total Returns

	1 Year	5 years	Since Inception (September 5, 2017)
Main Sector Rotation ETF - NAV	30.56%	13.44%	12.28%
S&P 500® Index	38.02%	15.27%	14.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,859,934,829
Number of Portfolio Holdings	13
Advisory Fee	$8,176,143
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.1%
Collateral for Securities Loaned
11.8%
Liabilities in Excess of Other Assets
-10.9%

Value	Value
Liabilities in Excess of Other Assets	-10.9%
Collateral for Securities Loaned	11.8%
Equity	99.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.2%
iShares S&P Mid-Cap 400 Growth ETF	14.9%
Communication Services Select Sector SPDR Fund	14.7%
VanEck Semiconductor ETF	12.3%
Fidelity Investments Money Market Government Portfolio	11.8%
Technology Select Sector SPDR Fund	10.8%
iShares Expanded Tech-Software Sector ETF	8.2%
Consumer Discretionary Select Sector SPDR Fund	5.1%
Health Care Select Sector SPDR Fund	4.6%
iShares Biotechnology ETF	4.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.mainmgtetfs.com/sect/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SECT

Main Thematic Innovation ETF

(TMAT) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$102	0.85%

How did the Fund perform during the reporting period?

Since the Fund's strategy’s launch, we have faced what feels like an array of consecutive headwinds in this space. 2021 saw rising inflation which tends to impact hyper growth areas, like those the Fund targets. 2022 and 2023 then brought the rate hike cycle in an effort to combat said inflation, which is also not constructive for growth areas. So, we are anticipating that the rate cut cycle which began in September 2024 may prove to be a more favorable environment for growth strategies, like the Fund's. At the end of 2023, the best performing themes in the portfolio were the Crypto Industry Innovators and Fintech. The laggards were Video Gaming & eSports and Artificial Intelligence & Robotics, which both posted double digit gains despite being at the bottom of the performance table. In Q1 2024, the best performing themes in the portfolio were the Crypto Industry Innovators and Quantum Computing. The laggards were Artificial Intelligence & Robotics along with Genomics, which were also the only 2 themes that were negative for the quarter. The best performing themes in the portfolio for Q2 2024 were eSports & Video Games and Crypto Industry Innovators. The laggards were Genomics, which has struggled of late, and Fintech. In Q3 2024, the Fund switched from investing in thematic ETFs to a similar basket of individual equities. We continue to manage the strategy from a theme level on a top-down basis but have implemented profitability and quality screens on the underlying names within those themes in an effort to increase exposure to higher quality names. This change also allows the Fund to gain exposure to a larger basket of names within each theme without potentially facing the hurdle of the limited availability of ETFs within a theme. The best performing themes in the portfolio for Q3 were Robots and Genomics. The worst performing themes in Q3 were Quantum Computing and Artificial Intelligence. The Fund exited its exposure to the IPO space and initiated an allocation to U.S. Infrastructure & Manufacturing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Main Thematic Innovation ETF - NAV
MSCI ACWI Net
$15,000
$10,000
$5,000
$0
$13,538
$7,237
01/28/21
10/31/21
10/31/22
10/31/23
10/31/24

	Main Thematic Innovation ETF - NAV	MSCI ACWI Net
01/28/21	$10,000	$10,000
10/31/21	$9,480	$11,526
10/31/22	$4,962	$9,226
10/31/23	$5,155	$10,195
10/31/24	$7,237	$13,538

Average Annual Total Returns

	1 Year	Since Inception (January 28, 2021)
Main Thematic Innovation ETF - NAV	40.41%	-8.25%
MSCI ACWI Net	32.79%	8.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$140,004,940
Number of Portfolio Holdings	124
Advisory Fee	$829,045
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.2%
Money Market Funds	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 51.6%
Collateral for Securities Loaned 13.2%
Communications 11.9%
Industrials 9.8%
Health Care 8.7%
Financials 5.4%
Consumer Discretionary 4.7%
Energy 3.3%
Real Estate 1.2%
Materials 0.7%
Utilities 0.6%
Consumer Staples 0.5%
Liabilities in Excess of Other Assets -11.6%

Value	Value
Liabilities in Excess of Other Assets	-11.6%
Consumer Staples	0.5%
Utilities	0.6%
Materials	0.7%
Real Estate	1.2%
Energy	3.3%
Consumer Discretionary	4.7%
Financials	5.4%
Health Care	8.7%
Industrials	9.8%
Communications	11.9%
Collateral for Securities Loaned	13.2%
Technology	51.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio	13.2%
NVIDIA Corporation	4.5%
Taiwan Semiconductor Manufacturing Company Ltd.	3.6%
Meta Platforms, Inc., Class A	3.2%
AppLovin Corporation, Class A	2.7%
IonQ, Inc.	2.3%
Affirm Holdings, Inc.	2.0%
Texas Instruments, Inc.	1.9%
ARM Holdings PLC	1.7%
Micron Technology, Inc.	1.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.mainmgtetfs.com/tmat/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-TMAT

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$41,650
2023	$39,850

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$9,500
2023	$9,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Main Sector Rotation ETF
(SECT)

Main Thematic Innovation ETF
(TMAT)

Main International ETF
(INTL)

Annual Financial Statements
October 31, 2024

1-866-383-9778
www.mainmgtetfs.com

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
2,446,500	ARK Genomic Revolution ETF(a),(b)	$56,612,010
2,978,175	Communication Services Select Sector SPDR Fund	274,111,227
485,805	Consumer Discretionary Select Sector SPDR Fund	95,650,146
586,370	Health Care Select Sector SPDR Fund	86,120,162
737,195	Invesco QQQ Trust Series 1	356,691,801
597,645	iShares Biotechnology ETF(b)	83,843,617
276,105	iShares Core S&P Small-Cap ETF	31,453,882
1,673,030	iShares Expanded Tech-Software Sector ETF(a),(b)	152,680,718
3,047,640	iShares S&P Mid-Cap 400 Growth ETF	276,299,042
902,460	Technology Select Sector SPDR Fund	200,562,710
949,620	VanEck Semiconductor ETF(a)	229,504,162
		1,843,529,477
	FIXED INCOME - 0.0%(c)
150	SPDR Bloomberg 1-3 Month T-Bill ETF	13,770

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,391,525,853)	1,843,543,247

	SHORT-TERM INVESTMENTS — 11.8%
	COLLATERAL FOR SECURITIES LOANED - 11.8%
219,321,898	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74% (Cost $219,321,898) (d),(e)	219,321,898

	TOTAL INVESTMENTS – 110.9% (Cost $1,610,847,751)	$2,062,865,145
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%	(202,930,316)
	NET ASSETS - 100.0%	$1,859,934,829

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The fair value of the securities on loan as of October 31, 2024 was $209,648,376.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $219,321,898 at October 31, 2024.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 0.2%
69,242	Jumia Technologies A.G. - ADR(a),(b)	$318,513

	AEROSPACE & DEFENSE - 3.7%
192,944	Archer Aviation, Inc., Class A(a)	607,774
76,244	Kratos Defense & Security Solutions, Inc.(a)	1,732,264
161,824	Rocket Lab USA, Inc.(a),(b)	1,731,517
778	TransDigm Group, Inc.	1,013,189
		5,084,744
	ASSET MANAGEMENT - 1.9%
80,134	Robinhood Markets, Inc.(a)	1,882,348
77,800	WisdomTree, Inc.	805,230
		2,687,578
	AUTOMOTIVE - 1.8%
245,070	Lucid Group, Inc.(a),(b)	541,604
508,812	Luminar Technologies, Inc.(a),(b)	394,533
199,168	NIO, Inc. - ADR(a),(b)	1,015,757
52,126	Rivian Automotive, Inc.(a),(b)	526,473
		2,478,367
	BIOTECH & PHARMA - 4.6%
6,224	Ascendis Pharma A/S - ADR(a)	764,432
14,782	CRISPR Therapeutics A.G.(a),(b)	685,737
778	Eli Lilly & Company	645,538
197,612	Geron Corporation(a)	812,185
3,890	Krystal Biotech, Inc.(a)	671,142
32,676	Rocket Pharmaceuticals, Inc.(a)	544,055
5,446	Sarepta Therapeutics, Inc.(a)	686,196
23,340	SpringWorks Therapeutics, Inc.(a)	703,234
2,334	United Therapeutics Corporation(a)	872,846
		6,385,365
	CONSTRUCTION MATERIALS - 0.7%
2,334	Carlisle Companies, Inc.	985,485

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	DATA CENTER REIT - 0.7%
5,446	Digital Realty Trust, Inc.	$970,641

	E-COMMERCE DISCRETIONARY - 0.5%
6,224	PDD Holdings, Inc. - ADR(a)	750,552

	ELECTRIC UTILITIES - 0.6%
128,370	Centrais Eletricas Brasileiras S.A. - ADR(b)	844,675

	ELECTRICAL EQUIPMENT - 3.1%
14,004	Amphenol Corporation, Class A	938,548
3,890	Badger Meter, Inc.	778,195
58,350	Bloom Energy Corporation, Class A(a)	560,160
197,612	Hesai Group - ADR(a),(b)	889,254
10,892	Vertiv Holdings Company	1,190,387
		4,356,544
	ENGINEERING & CONSTRUCTION - 0.7%
2,334	EMCOR Group, Inc.	1,041,127

	ENTERTAINMENT CONTENT - 5.4%
22,562	AppLovin Corporation, Class A(a)	3,821,778
58,350	Bilibili, Inc. - ADR(a)	1,290,702
6,224	Electronic Arts, Inc.	938,890
199,946	HUYA, Inc. - ADR	691,813
5,446	Take-Two Interactive Software, Inc.(a)	880,727
		7,623,910
	HEALTH CARE FACILITIES & SERVICES - 0.7%
14,004	RadNet, Inc.(a)	910,820

	INDUSTRIAL SUPPORT SERVICES - 0.8%
5,446	Herc Holdings, Inc.	1,138,976

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
7,002	Interactive Brokers Group, Inc.	1,068,365

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.4% (Continued)
5,446	Intercontinental Exchange, Inc.	$848,868
		1,917,233
	INSURANCE - 0.6%
37,344	Lemonade, Inc.(a),(b)	887,667

	INTERNET MEDIA & SERVICES - 5.6%
6,224	Airbnb, Inc., Class A(a)	838,933
4,668	Alphabet, Inc., Class C	806,117
69,242	Lyft, Inc.(a)	898,069
160,268	Marqeta, Inc.(a)	907,117
7,780	Meta Platforms, Inc., Class A	4,415,771
		7,866,007
	LEISURE FACILITIES & SERVICES - 1.8%
24,118	DraftKings, Inc.(a)	851,848
129,148	Genius Sports Ltd.(a)	884,663
8,558	Light & Wonder, Inc.(a)	802,569
		2,539,080
	MACHINERY - 0.9%
45,124	Symbotic, Inc.(a),(b)	1,253,996

	MEDICAL EQUIPMENT & DEVICES - 2.7%
13,226	Bruker Corporation	748,724
45,124	CareDx, Inc.(a)	998,594
13,226	PROCEPT BioRobotics Corporation(a)	1,190,340
2,334	Stryker Corporation	831,558
		3,769,216
	OFFICE REIT - 0.6%
7,002	Alexandria Real Estate Equities, Inc.	781,073

	RENEWABLE ENERGY - 3.3%
34,232	American Superconductor Corporation(a)	839,369
52,126	Cleanspark, Inc.(a)	553,057
7,002	Enphase Energy, Inc.(a)	581,446
3,890	First Solar, Inc.(a)	756,527

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RENEWABLE ENERGY - 3.3% (Continued)
54,460	Fluence Energy, Inc.(a)	$1,184,505
364,882	Plug Power, Inc.(a),(b)	715,169
		4,630,073
	RETAIL - CONSUMER STAPLES - 0.5%
36,566	Hims & Hers Health, Inc.(a)	688,538

	SEMICONDUCTORS - 21.5%
3,890	Applied Materials, Inc.	706,346
17,116	ARM Holdings PLC - ADR(a),(b)	2,418,491
17,894	Astera Labs, Inc.(a)	1,255,443
11,670	Broadcom, Inc.	1,981,216
16,338	FormFactor, Inc.(a)	620,517
2,334	KLA Corporation	1,554,981
7,780	Lam Research Corporation	578,443
23,340	Micron Technology, Inc.	2,325,831
14,004	MKS Instruments, Inc.	1,391,017
47,458	NVIDIA Corporation	6,300,525
12,448	ON Semiconductor Corporation(a)	877,460
4,668	Onto Innovation, Inc.(a)	925,804
50,570	STMicroelectronics N.V. - ADR	1,372,470
26,452	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,040,164
13,226	Texas Instruments, Inc.	2,686,994
		30,035,702
	SOFTWARE - 17.4%
48,236	ACV Auctions, Inc.(a)	834,000
5,446	ANSYS, Inc.(a)	1,744,954
3,112	Appfolio, Inc., Class A(a)	646,891
272,300	Blend Labs, Inc.(a)	988,449
34,232	Confluent, Inc., Class A(a)	895,851
31,898	GigaCloud Technology, Inc., Class A(a),(b)	726,317
49,014	Global-e Online Ltd.(a)	1,884,099
12,448	Ibotta, Inc.(a),(b)	912,314
213,950	IonQ, Inc.(a),(b)	3,215,670
6,224	Kaspi.KZ JSC - ADR	685,511

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SOFTWARE - 17.4% (Continued)
31,898	Klaviyo, Inc.(a)	$1,213,081
80,912	Mobileye Global, Inc., Class A(a),(b)	1,101,212
17,116	Nutanix, Inc., Class A(a)	1,062,904
21,006	Oddity Tech Ltd.(a)	806,420
5,446	Paycom Software, Inc.	1,138,377
5,446	Paylocity Holding Corporation(a)	1,005,168
42,012	Paymentus Holdings, Inc.(a)	1,033,915
38,122	PubMatic, Inc., Class A(a)	560,584
6,224	Qualys, Inc.(a)	742,150
22,562	Sprout Social, Inc., Class A(a)	597,667
129,148	VTEX(a)	873,040
11,670	Workiva, Inc.(a)	930,799
17,116	Ziff Davis, Inc.(a)	791,957
		24,391,330
	SPECIALTY FINANCE - 1.5%
191,388	Applied Digital Corporation(a),(b)	1,293,782
46,680	Flywire Corporation(a)	813,166
		2,106,948
	TECHNOLOGY HARDWARE - 3.1%
105,808	Corsair Gaming, Inc.(a)	678,758
10,892	Dolby Laboratories, Inc., Class A	794,027
7,002	NetApp, Inc.	807,401
14,782	Pure Storage, Inc., Class A(a)	739,839
15,560	Super Micro Computer, Inc.(a),(b)	452,952
12,448	Western Digital Corporation(a)	812,978
		4,285,955
	TECHNOLOGY SERVICES - 10.3%
64,574	Affirm Holdings, Inc.(a)	2,831,569
5,446	Booz Allen Hamilton Holding Corporation	989,320
7,002	Coinbase Global, Inc., Class A(a)	1,255,109
90,248	Core Scientific, Inc.(a)	1,199,396
3,112	Corpay, Inc.(a)	1,026,089
111,254	Dlocal Ltd./Uruguay(a)	973,473
24,896	EVERTEC, Inc.	815,593

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TECHNOLOGY SERVICES - 10.3% (Continued)
10,892	HealthEquity, Inc.(a)	$928,543
90,248	Iris Energy Ltd.(a),(b)	823,062
138,484	Open Lending Corporation(a)	775,510
64,574	Pagseguro Digital Ltd., Class A(a)	519,175
12,448	Shift4 Payments, Inc.(a)	1,125,797
187,498	Terawulf, Inc.(a)	1,222,487
		14,485,123
	TELECOMMUNICATIONS - 0.6%
30,342	Iridium Communications, Inc.	889,931

	TRANSPORTATION & LOGISTICS - 0.6%
3,890	Union Pacific Corporation	902,752

	WHOLESALE - DISCRETIONARY - 0.6%
17,116	Copart, Inc.(a)	880,961

	TOTAL COMMON STOCKS (Cost $132,891,471)	137,888,882

	SHORT-TERM INVESTMENTS — 13.2%
	COLLATERAL FOR SECURITIES LOANED - 13.2%
18,504,107	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74% (Cost $18,504,107)(c),(d)	$18,504,107

	TOTAL INVESTMENTS – 111.6% (Cost $151,395,578)	$156,392,989
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%	(16,388,049)
	NET ASSETS - 100.0%	$140,004,940

ADR - American Depositary Receipt

A.G. - Aktiengesellschaft

A/S - Anonim Sirketi

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The fair value of the securities on loan as of October 31, 2024 was $16,966,434.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $18,504,107 at October 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.5%
	EQUITY - 97.5%
762,750	Franklin FTSE China ETF(a),(b)	$14,835,488
128,020	Franklin FTSE Germany ETF(b)	3,244,590
221,400	Franklin FTSE India ETF	8,698,806
587,950	Franklin FTSE Japan ETF	16,968,236
511,855	Franklin FTSE South Korea ETF(b)	10,109,136
228,780	Franklin FTSE Taiwan ETF	11,063,801
262,925	iShares MSCI Germany ETF(a)	8,497,736
49,200	iShares MSCI India Small-Cap ETF(a)	4,079,172
175,130	iShares MSCI Israel ETF(a),(b)	11,967,228
59,040	iShares MSCI Japan Small-Cap ETF	4,368,370
228,780	iShares MSCI Netherlands ETF	10,677,163
236,195	iShares MSCI Poland ETF	5,257,701
	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,592,588)	109,767,427

	SHORT-TERM INVESTMENTS — 15.8%
	COLLATERAL FOR SECURITIES LOANED - 15.8%
17,779,197	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74% (Cost $17,779,197)(c),(d)	17,779,197

	TOTAL INVESTMENTS - 113.3% (Cost $119,371,785)	$127,546,624
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(15,006,226)
	NET ASSETS - 100.0%	$112,540,398

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The fair value of the securities on loan as of October 31, 2024 was $17,352,747.

(b)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $17,779,197 at October 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

	Main Sector		Main Thematic		Main International
	Rotation ETF		Innovation ETF		ETF
ASSETS
Investments in Affiliated Securities, at cost	$—		$—		$38,986,633
Investments in Unaffiliated Securities, at cost	1,610,847,751		151,395,578		80,385,152
Total Investments, at cost	$1,610,847,751		$151,395,578		$119,371,785
Investments in Affiliated Securities, at value	$—		$—		$40,156,442
Investments in Unaffiliated Securities, at value	2,062,865,145		156,392,989		87,390,182
Total Investments, at value	$2,062,865,145	*	$156,392,989	*	$127,546,624	*
Cash and cash equivalents	17,202,082		2,206,072		2,865,980
Cash held for collateral at broker for options	1,997		—		—
Receivable for securities sold	—		—		222,913
Receivable for securities lending	160,357		22,582		20,671
Dividends and interest receivable	48,711		26,368		—
Prepaid expenses and other assets	14,370		4,168		2,048
TOTAL ASSETS	2,080,292,662		158,652,179		130,658,236

LIABILITIES
Securities lending collateral payable	219,321,898		18,504,107		17,779,197
Payable for fund shares redeemed	—		—		228,741
Investment advisory fees payable	797,787		77,684		53,983
Payable to related parties	121,149		15,579		16,567
Other accrued expenses and other liabilities	116,999		49,869		39,350
TOTAL LIABILITIES	220,357,833		18,647,239		18,117,838
NET ASSETS	$1,859,934,829		$140,004,940		$112,540,398

NET ASSETS CONSIST OF:
Paid in capital	$1,447,822,652		$169,838,975		$105,390,622
Accumulated earnings (losses)	412,112,177		(29,834,035)		7,149,776
NET ASSETS	$1,859,934,829		$140,004,940		$112,540,398

NET ASSET VALUE PER SHARE:
Net Assets	$1,859,934,829		$140,004,940		$112,540,398
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	34,950,000		7,780,000		4,920,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$53.22		$18.00		$22.87

*	Includes fair value of securities on loan in the amount of $209,648,376, $16,966,434 and $17,352,747 for Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2024

	Main Sector Rotation ETF	Main Thematic Innovation ETF	Main International ETF
INVESTMENT INCOME
Dividends	$17,294,621	$477,806	$2,972,874
Dividends from affiliates	—	395,071	906,104
Interest	552,867	72,308	—
Securities lending income	1,490,304	204,016	362,207
Less: Foreign withholding taxes	—	(8,293)	—
TOTAL INVESTMENT INCOME	19,337,792	1,140,908	4,241,185

EXPENSES
Investment advisory fees	8,176,143	829,045	629,731
Interest expense	1,510,184	—	—
Administrative services fees	666,524	82,477	82,981
Custodian fees	111,669	17,357	12,107
Printing and postage expenses	62,546	44,844	8,431
Compliance officer fees	57,374	17,370	17,015
Professional fees	38,532	41,617	30,784
Trustees fees and expenses	21,106	16,528	16,674
Insurance expense	18,416	804	2,987
Transfer agent fees	7,776	13,016	11,399
Other expenses	70,794	16,235	23,065
TOTAL EXPENSES	10,741,064	1,079,293	835,174

Less: Fees waived by the Advisor	—	—	(37,935)

NET EXPENSES	10,741,064	1,079,293	797,239

NET INVESTMENT INCOME	8,596,728	61,615	3,443,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	4,749,376	(20,908,282)	(1,296,490)
Investments in affiliates	—	8,701,383	693,208
Options written	1,850,099	—	—
Net realized gain on in-kind redemptions	102,031,959	16,372,557	5,100,045
Capital gain distributions from underlying investment companies	—	—	12,382
Net change in unrealized appreciation (depreciation) on:
Investments	283,238,056	23,035,089	8,173,313
Investments in affiliates	—	9,697,344	3,370,335
Options written	(3,757,139)	—	—
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	388,112,351	36,898,091	16,052,793

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$396,709,079	$36,959,706	$19,496,739

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS:
Net investment income	$8,596,728	$11,252,153
Net realized gain from investments, options written and in-kind redemptions	108,631,434	2,202,046
Net change in unrealized appreciation on investments and options written	279,480,917	43,278,541
Net increase in net assets resulting from operations	396,709,079	56,732,740

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(6,116,485)	(10,057,090)
Decrease in net assets resulting from distributions to shareholders	(6,116,485)	(10,057,090)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	631,512,677	434,202,327
Payments for shares redeemed	(381,903,096)	(224,220,917)
Net increase in net assets resulting from shares of beneficial interest	249,609,581	209,981,410

TOTAL INCREASE IN NET ASSETS	640,202,175	256,657,060

NET ASSETS
Beginning of Year	1,219,732,654	963,075,594
End of Year	$1,859,934,829	$1,219,732,654

SHARE ACTIVITY
Shares sold	13,150,000	10,600,000
Shares redeemed	(8,000,000)	(5,550,000)
Net increase in shares of beneficial interest outstanding	5,150,000	5,050,000

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS:
Net investment income	$61,615	$19,837
Net realized gain (loss) from investments and in-kind redemptions	4,165,658	(11,091,240)
Net change in unrealized appreciation on investments	32,732,433	10,655,417
Net increase (decrease) in net assets resulting from operations	36,959,706	(415,986)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	—	(159,510)
Net decrease in net assets resulting from distributions to shareholders	—	(159,510)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	105,614,375	41,243,919
Payments for shares redeemed	(85,657,160)	(11,182,085)
Net increase in net assets resulting from shares of beneficial interest	19,957,215	30,061,834

TOTAL INCREASE IN NET ASSETS	56,916,921	29,486,338

NET ASSETS
Beginning of Year	83,088,019	53,601,681
End of Year	$140,004,940	$83,088,019

SHARE ACTIVITY
Shares sold	6,390,000	3,020,000
Shares redeemed	(5,090,000)	(870,000)
Net increase in shares of beneficial interest outstanding	1,300,000	2,150,000

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	October 31, 2024	October 31, 2023 (a)
FROM OPERATIONS:
Net investment income	$3,443,946	$1,739,368
Net realized gain from investments and in-kind redemptions	4,496,763	129,135
Capital gain distributions from underlying investment companies	12,382	—
Net change in unrealized appreciation (depreciation) on investments	11,543,648	(3,368,809)
Net increase (decrease) in net assets resulting from operations	19,496,739	(1,500,306)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(2,034,833)	(1,913,795)
Decrease in net assets resulting from distributions to shareholders	(2,034,833)	(1,913,795)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	52,931,270	113,371,505
Payments for shares redeemed	(49,706,860)	(18,103,322)
Net increase in net assets resulting from shares of beneficial interest	3,224,410	95,268,183

TOTAL INCREASE IN NET ASSETS	20,686,316	91,854,082

NET ASSETS
Beginning of Year	91,854,082	—
End of Year	$112,540,398	$91,854,082

SHARE ACTIVITY
Shares sold	2,390,000	5,620,000
Shares redeemed	(2,220,000)	(870,000)
Net increase in shares of beneficial interest outstanding	170,000	4,750,000

(a)	The Main International ETF commenced operations on December 1, 2022.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the		For the	For the	For the		For the	For the
	Year Ended		Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended
	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021		May 31, 2021	May 31, 2020
Net asset value, beginning of year/period	$40.93		$38.91	$43.23	$40.42		$27.72	$26.99
Income from investment operations:
Net investment income (1,6)	0.26		0.42	0.35	0.15		0.24	0.38
Net realized and unrealized gain (loss) on investments	12.23		1.97	(4.40)	2.77		12.83	0.74
Total from investment operations	12.49		2.39	(4.05)	2.92		13.07	1.12
Less distributions from:
Net investment income	(0.20)		(0.37)	(0.27)	(0.11)		(0.37)	(0.39)
Net realized gains	—		—	—	—		—	—
Total distributions	(0.20)		(0.37)	(0.27)	(0.11)		(0.37)	(0.39)
Net asset value, end of year/period	$53.22		$40.93	$38.91	$43.23		$40.42	$27.72
Market price, end of year/period	$53.25		$40.97	$38.91	$43.20		$40.46	$27.73
Total return (2)	30.56%		6.16%	(9.37)%	7.25	% (3)	47.61%	4.28%
Net assets, at end of year/period (000s)	$1,859,935		$1,219,733	$963,076	$1,020,289		$871,097	$535,065
Ratio of expenses to average net assets (5)	0.66	% (8)	0.57%	0.58%	0.57	% (4)	0.59%	0.60%
Ratio of net investment income to average net assets (6)	0.53	% (8)	1.00%	0.86%	0.88	% (4)	0.69%	1.32%
Portfolio Turnover Rate (7)	22%		33%	48%	0	% (3)	27%	76%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(8)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Ratio of expenses to average net assets (5)	0.57%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets (6)	0.62%	N/A	N/A	N/A	N/A	N/A

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Period* Ended	Period Ended
October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021	May 31, 2021 (1)
Net asset value, beginning of year/period	$12.82	$12.38	$23.68	$23.05	$25.00
Income from investment operations:
Net investment income (loss) (2,8)	0.01	0.00	(3)	(0.00	) (3)	0.00	(3)	(0.06)
Net realized and unrealized gain (loss) on investments	5.17	0.48	(10)	(11.28)	0.65	(1.89)
Total from investment operations	5.18	0.48	(11.28)	0.65	(1.95)
Less distributions from:
Net investment income	—	(0.04)	(0.02)	—	—
Return of capital	—	—	—	(0.02)	—
Total distributions	—	(0.04)	(0.02)	(0.02)	—
Net asset value, end of year/period	$18.00	$12.82	$12.38	$23.68	$23.05
Market price, end of year/period	$18.01	$12.84	$12.38	$23.65	$23.04
Total return (4)	40.41%	3.88%	(47.66)%	2.82	% (5)	(7.80	)% (5)
Net assets, at end of year/period (000s)	$140,005	$83,088	$53,602	$84,522	$68,918
Ratio of expenses to average net assets (7)	0.85%	0.94%	0.96%	0.87	% (6)	0.86	% (6)
Ratio of net investment income (loss) to average net assets (8)	0.05%	0.03%	(0.00)%	0.02	% (6)	(0.72	)% (6)
Portfolio Turnover Rate (9)	39%	52%	43%	34	% (5)	60	% (5)

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(10)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the	For the
	Year Ended	Period Ended
	October 31, 2024	October 31, 2023 (1)
Net asset value, beginning of year/period	$19.34	$20.00
Income from investment operations:
Net investment income (2,7)	0.68	0.43
Net realized and unrealized gain (loss) on investments	3.25	(0.51)
Total from investment operations	3.93	(0.08)
Less distributions from:
Net investment income	(0.40)	(0.58)
Total distributions	(0.40)	(0.58)
Net asset value, end of year/period	$22.87	$19.34
Market price, end of year/period	$22.91	$19.36
Total return (3)	20.39%	(0.53	)% (4)
Net assets, at end of year/period (000s)	$112,540	$91,854
Ratio of gross expenses to average net assets (6)	0.73%	0.78	% (5)
Ratio of net expenses to average net assets (6)	0.70%	0.64	% (5)
Ratio of net investment income to average net assets (7)	3.01%	2.26	% (5)
Portfolio Turnover Rate (8)	37%	33	% (4)

(1)	The Main International ETF commenced operations on December 1, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

The Main Sector Rotation ETF, the Main Thematic Innovation ETF and the Main International ETF (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a Trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. The Main International ETF commenced operations on December 1, 2022. The Main Sector Rotation ETF and the Main International ETF are “fund of funds” in that each Fund will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

Main International ETF – seeks to outperform the MSCI All Country World ex-USA Index® over a full market cycle while maintaining below-benchmark risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over- the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are- valued at net asset value, including the short-term investment currently held. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers,- and general market conditions or market quotations from a major market maker in the securities. Short term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Investment Companies – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,843,543,247	$—	$—	$1,843,543,247
Collateral For Securities Loaned	219,321,898	—	—	219,321,898
Total	$2,062,865,145	$—	$—	$2,062,865,145

Main Thematic Innovation ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$137,888,882	$—	$—	$137,888,882
Collateral For Securities Loaned	18,504,107	—	—	18,504,107
Total	$156,392,989	$—	$—	$156,392,989

Main International ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$109,767,427	$—	$—	$109,767,427
Collateral For Securities Loaned	17,779,197	—	—	17,779,197
Total	$127,546,624	$—	$—	$127,546,624

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The Main Sector Rotation ETF writes options with the objective of generating income by way of cash premiums received from the written options.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions. Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2021, to October 31, 2023, or expected to be taken in the Funds’ October 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 8).

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$698,230,687	$348,217,635
Main Thematic Innovation ETF	55,639,168	48,998,443
Main International ETF	79,604,964	41,609,035

For the year ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$294,211,337	$394,872,939
Main Thematic Innovation ETF	102,092,053	86,264,758
Main International ETF	13,955,594	49,001,728

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50%, 0.65%, and 0.55% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively.

For the year ended October 31, 2024, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$8,176,143
Main Thematic Innovation ETF	829,045
Main International ETF	629,731

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least February 28, 2031 for Main Sector Rotation ETF and Main Thematic Innovation ETF and until at least February 28, 2025 for Main International ETF, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.65%, 0.99%, and 0.74% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. Effective February 28, 2024 the expense limitation for the Main International ETF increased from 0.64% to 0.74% of the Fund’s average daily net assets. During the year ended October 31, 2024, the total amount of advisory fees waived for the Main International ETF was $ 37,935 which are subject to recapture until October 31, 2027. The total amount of previously waived fees by the Main International ETF are $107,209 which are subject to recapture until October 31, 2026. During the year ended October 31, 2024, the Main Sector Rotation ETF and the Main Thematic Innovation ETF did not waive any advisory fees. As of October 31, 2024, there are no previously waived advisory fees subject to recapture for the Main Sector Rotation ETF and Main Thematic Innovation ETF.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of October 31, 2024, the Plan has not been activated.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At October 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$1,610,847,751	$477,414,941	$(25,397,547)	$452,017,394
Main Thematic Innovation ETF	$151,364,643	$15,967,145	$(10,938,799)	$5,028,346
Main International ETF	$119,371,785	$10,165,834	$(1,990,995)	$8,174,839

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the period ended October 31, 2024, and October 31, 2023 was as follows:

For the period ended October 31, 2024:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$6,116,485	$—	$—	$6,116,485
Main Thematic Innovation ETF	—	—	—	$—
Main International ETF	2,034,833	—	—	$2,034,833

For the period ended October 31, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$10,057,090	$—	$—	$10,057,090
Main Thematic Innovation ETF	159,510	—	—	$159,510
Main International ETF	1,913,795	—	—	$1,913,795

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Main Sector Rotation ETF	$6,693,948	$—	$—	$(46,089,648)	$(509,517)	452,017,394	$412,112,177
Main Thematic Innovation ETF	—	—	—	(34,862,381)	—	5,028,346	(29,834,035)
Main International ETF	1,409,113	—	—	(2,434,176)	—	8,174,839	7,149,776

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the mark-to-market on open passive foreign investment companies, the tax deferral of wash sales, and adjustments for C-Corporation return of capital distributions and straddles. In addition, the amount listed under other book/tax differences for the Funds is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2024, the Funds had a capital loss carry forward for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Main Sector Rotation ETF	$37,376,026	$8,713,622	$46,089,648	$5,762,412
Main Thematic Innovation ETF	12,105,164	22,757,217	34,862,381	—
Main International ETF	2,434,176	—	2,434,176	—

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in -kind redemptions, and the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended October 31, 2024 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Main Sector Rotation ETF	$98,230,318	$(98,230,318)
Main Thematic Innovation ETF	16,350,355	(16,350,355)
Main International ETF	5,100,045	(5,100,045)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF and Main International ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended October 31, 2024, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Main Sector Rotation ETF	$19,200	$—
Main Thematic Innovation ETF	$6,800	$—
Main International ETF	$2,600	$—

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Brown Brothers Harriman (“BBH”), each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of November 30, 2022:

				Gross Amounts Not Offset in
				the Statement of Assets &
				Liabilities
		Gross	Net Amounts of
		Amounts Offset	Assets
		in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Cash Collateral	Net
	Assets	Liabilities	Liabilities	Instruments	Pledged (1)	Amount

Main Sector Rotation ETF	$209,648,376	$—	$209,648,376	$—	$209,648,376	$—
Main Thematic Innovation ETF	$16,966,434	$—	$16,966,434	$—	$16,966,434	$—
Main International ETF	$17,352,747	$—	$17,352,747	$—	$17,352,747	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of:

		Overnight and	Up to		Greater than
	Collateral	Continuous	30 Days	30-90 days	90 days	Total
Main Sector Rotation ETF	Fidelity Money Market Government Portfolio	$219,321,898	$—	$—	$—	$219,321,898
Main Thematic Innovation ETF	Fidelity Money Market Government Portfolio	18,504,107	—	—	—	18,504,107
Main International ETF	Fidelity Money Market Government Portfolio	17,779,197	—	—	—	17,779,197

At October 31, 2024, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Money Market Government Portfolio as shown in each Fund’s Schedule of Investments. The Funds receive compensation relating to the lending of the Funds’ securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Funds totaled $209,648,376, $16,966,434, and $17,352,747 for the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively, at October 31, 2024. The securities loaned are noted in each Fund’s Schedule of Investments. The fair value of the “Securities Lending Collateral” in each Fund’s Schedule of Investments includes only cash collateral received and reinvested that totaled $ 219,321,898, $18,504,107, and $17,779,197 for the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively, at October 31, 2024. These amounts are offset by a liability recorded as “Securities lending collateral payable upon return” as shown in the Statements of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

As of October 31, 2024 the Main Sector Rotation ETF did not invest in derivatives.

The following is a summary of the effect of derivative instruments on the Main Sector Rotation ETF’s Statement of Operations for the year ended October 31, 2024.

Net
	Net	Change in Unrealized
	Realized Gain	Depreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$1,850,099	$(3,757,139)

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The average quarterly notional value of derivative instruments outstanding during the year ended October 31, 2024, was $160,540,625.

As of October 31, 2024, the Main Sector Rotation ETF had $1,997 in cash held for collateral at the broker and $0 in cash held for collateral at the custodian for options as shown in the Statement of Assets and Liabilities. As of October 31, 2024, there were securities held as collateral for options with a fair value of $163,611,900.

10.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2024 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the year are as follows:

Main Thematic Innovation ETF

					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Year	Income	of Year
Bitwise Crypto Industry Innovators ETF	$5,329,087	$1,250,465	$(12,410,005)	$5,036,608	$793,845	$—	$159,065	—
Defiance Quantum ETF	$6,248,502	$4,964,239	$(13,997,651)	$2,057,290	$727,620	$—	$90,136	—
Proshares Online Retail ETF	$6,328,595	$1,391,791	$(10,561,124)	$(2,781,885)	$5,622,623	$—	$23,104	—
Renaissance IPO ETF	$9,063,706	$2,039,359	$(14,507,223)	$3,007,717	$396,441	$—	$2,793	—
VanEck Video Gaming and eSports ETF	$9,427,946	$2,152,757	$(15,119,171)	$1,381,653	$2,156,815	$—	$119,973	—
				$8,701,383	$9,697,344	$—	$395,071

Main International ETF

	Fair Value				Net Change in		Dividend
	Beginning of			Realized	Unrealized	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	Gain (Loss)	Depreciation	Year	Income	of Year
ARK Israel Innovative Technology ETF	$—	$5,866,814	$(5,883,686)	$16,872	$—	$—	$—	—
Franklin FTSE China ETF	$—	$13,718,967	$(706,636)	$11,345	$1,811,812	$14,835,488	$80,537	762,750
Franklin FTSE Germany ETF	$—	$2,981,298	$—	$—	$263,292	$3,244,590	$76,674	128,020
Franklin FTSE Mexico ETF	$6,420,823	$3,685,574	$(10,720,113)	$6,362	$607,354	$—	$242,003	—
Franklin FTSE South Korea ETF	$3,438,155	$8,250,490	$(810,785)	$(1,662)	$(767,062)	$10,109,136	$472,107	511,855
INQQ The India Internet & Ecommerce ETF	$951,473	$145,292	$(1,355,751)	$229,046	$29,940	$—	$503	—
iShares MSCI Israel ETF	$5,757,570	$12,280,497	$(7,927,083)	$431,245	$1,424,999	$11,967,228	$34,280	175,130
				$693,208	$3,370,335	$40,156,442	$906,104

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 19, 2024 the Main Sector Rotation ETF and Main International ETF made an income distribution of $0.1907 and $0.5325 per share, respectively. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF and Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of October 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Main Sector Rotation ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, for the period from June 1, 2021 to October 31, 2021, and for the years ended May 31, 2021, and 2020
Main Thematic Innovation ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, for the period from June 1, 2021 to October 31, 2021, and for the period from January 28, 2021 (commencement of operations) to May 31, 2021
Main International ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from December 1, 2022 (commencement of operations) to October 31, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 27, 2024

MAIN ETFs
2024 TAX INFORMATION (Unaudited)
October 31, 2024

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2024 and October 31, 2023, were as follows:

For period ended
10/31/2024	Foreign Taxes Paid	Foreign Source Income
Main Thematic Innovation ETF	$—	$—
Main International ETF	$0.0554	$0.5146

For period ended
10/31/2023	Foreign Taxes Paid	Foreign Source Income
Main Thematic Innovation ETF	$0.0009	$0.0058
Main International ETF	$0.0260	$0.3262

MAIN ETFS
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2024

Renewal of the Investment Advisory Agreement with Main Management ETF Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 26, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “MMEA Advisory Agreement”) between Main Management ETF Advisors, LLC (“MMEA”) and the Trust, with respect to Main International ETF (“Main IE”), Main Sector Rotation ETF (“Main SR”) and Main Thematic Innovation ETF (“Main TI”) (together the “Main ETFs”) . In considering the renewal of the MMEA Advisory Agreement, the Board received materials specifically relating to the MMEA Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the MMEA Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MMEA Advisory Agreement on behalf of the Main ETFs and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the MMEA Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the responsibilities and business experience of the key professionals at MMEA that were providing advisory services to the Main IE, Main SR and Main TI and noted that each had extensive experience in the industry, as well as the firm. The Board discussed the investment advisory services of MMEA, which included research, analysis, compliance and operation services. The Board acknowledged that MMEA had an investment committee to execute decisions based on internal and external research and trading information. The Board noted that MMEA engaged outside compliance counsel to assist the internal chief compliance officer in providing ongoing compliance and oversight. The Board reviewed MMEA’s procedures for monitoring compliance, maintaining cybersecurity protocols and resiliency, noting that MMEA has not reported and compliance issues nor any cybersecurity incidents in the past year. The Board further noted that there have been no SEC or regulatory examinations or investigations nor any material litigation or administrative actions reported. The Board concluded that it could expect MMEA to continue providing high quality services to each of the Main IE, Main SR and Main TI and its shareholders.

Performance.

Main IE—The Board observed that Main IE outperformed its benchmark, MSCI ACWI ex USA Net Index, peer group median and Morningstar category median for the 1-year period ended April 30, 2024, with net returns of 10.27%. The Board further observed that Main IE trailed the Morningstar category median since inception but outperformed its peer group median and benchmark during the same period. The Board concluded that Main IE’s performance was acceptable.

Main SR—The Board noted that Main SR’s net returns of 18.66% was below that of its benchmark, S&P 500 Total Return Index, and peer group and Morningstar category medians of 22.66%, 19.16% and 19.99%, respectively, for the 1-year period ended April 30, 2024. The Board further noted that Main SR underperformed the benchmark for the 3-year, 5-year and since inception periods but outperformed the peer group median for all and the Morningstar category median for the 3-year and 5-year periods. The Board acknowledged MMEA’s explanation that the underperformance was a result of the benchmark remaining concentrated with funds of the top names within the financial industry. The Board concluded that Main SR’s performance was acceptable.

Main TI—The Board noted that Main TI outperformed its benchmark, the MSCI AC World Index, Morningstar category and peer group median for the 1- year period ended April 30, 2024 with net returns of 18.94%. The Board further noted that Main TI underperformed its benchmark, Morningstar category median and peer group median for the 3-year and since inception periods. The Board reviewed MMEA’s explanation that the positive momentum for the thematic strategy began in 2023 and the growth space benefitted from the anticipated interest rate cuts. The Board concluded that Main TI’s performance was acceptable.

MAIN ETFS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2024

Fees and Expenses.

Main IE—The Board noted that Main IE’s advisory fee of 0.55% was slightly higher than the peer group average of 0.54% and was on par with the peer group median. The Board further noted that the advisory fee was higher than the Morningstar category median and average but lower than the high of 0.83%. The Board observed that Main IE’s net expense ratio of 0.64% was higher than the medians of its peer group and Morningstar category but lower than the highs of each. The Board noted MMEA’s intent to renew the expense limitation agreement. The Board determined that MMEA’s advisory fee for Main IE was not unreasonable.

Main SR—The Board observed Main SR’s advisory fee of 0.50% and net expense ratio of 0.57% was below its peer group and Morningstar category advisory fee averages of 0.58% and 0.57%, respectively, and net expense ratio averages of 0.65% and 0.58%, respectively. The Board determined that MMEA’s advisory fee for Main SR was not unreasonable.

Main TI—The Board noted that the 0.65% advisory fee for Main TI was below the peer group median and average of 0.68% and 0.70%, respectively, and on par with the Morningstar category average and median. The Board observed that Main TI’s net expense ratio of 0.94% was above the Morningstar category and peer group median and averages but below the highs of each. The Board determined that MMEA’s advisory fee for Main TI was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by MMEA for each of Main IE, Main SR and Main TI. The Board observed that MMEA was earning a reasonable profit from each of Main IE, Main SR and Main TI. The Board determined that excessive profitability was not an issue for MMEA with respect to Main IE, Main SR or Main TI at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Main IE, Main SR and Main TI. The Board noted that MMEA had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from MMEA as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with MMEA on behalf of Main IE, Main SR and Main TI was in the best interests of each and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 1/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 1/3/2025

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 1/3/2025